Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures [Abstract]
Schedule of Debentures	Debentures are comprised of the following as of the below dates:
	Effective Interest rate		Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%	Currency	(thousand)	December 31, 2024
Formula’s Series C Secured Debentures (2.29%)	2.7	NIS (Unlinked)	NIS 331,283	$90,837	$(499)	$45,419	$44,919	$170	$90,508

Formula’s Series D Secured Debentures (5.68%)	6.01%	NIS (Unlinked)	NIS 150,000	$41,130	(528)	-	40,602	193	40,795

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 140,000	$39,593	(5)	19,796	19,792	672	40,260

Matrix’s Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 373,738	$102,478	(1,078)	18,623	82,777	1,909	103,309

				$274,038	$(2,110)	$83,838	$188,090	$2,944	$274,872

	Effective Interest rate		Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%	Currency	(thousand)	December 31, 2023
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 34,211	$9,432	$22	$9,432	$-	$154	$9,586

Formula’s Series C Secured Debentures (2.29%)	2.7	NIS (Unlinked)	NIS 412,264	$113,665	(932)	22,327	90,405	213	112,945

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 210,000	$59,389	(50)	19,796	39,543	-	59,339

Matrix’s Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 441,656	$121,769	(1,450)	18,726	101,593	2,237	122,556

				$304,255	$(2,410)	$70,281	$231,541	$2,604	$304,426

Schedule of Aggregate Principal Annual Payments of the Debentures	Scheduled aggregate principal annual payments of the debentures:
Repayment amount
2025	$83,838
2026	83,838
2027	23,559
2028	23,559
2029	59,244
$274,038